Segment and Geographical Information - Summary of Revenue from Customers for Major Service Category (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of major customers [line items]
Revenues	$ 279,007	$ 209,478	$ 159,290
Revenue percentage	100.00%	100.00%	100.00%
System integration and consulting services
Disclosure of major customers [line items]
Revenues	$ 270,345	$ 204,526	$ 157,561
Revenue percentage	96.90%	97.60%	98.90%
Payrolling services
Disclosure of major customers [line items]
Revenues	$ 1,289	$ 1,461	$ 1,721
Revenue percentage	0.50%	0.70%	1.10%
Software revenue
Disclosure of major customers [line items]
Revenues	$ 7,373	$ 3,491	$ 8
Revenue percentage	2.60%	1.70%	0.00%